Advisors Capital Total Return - Equity Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
22,700	Honeywell International Inc.	$ 5,286,376	1.87%

Auto Controls for Regulating Residential & Commercial Environments
11,500	Trane Technologies PLC (Ireland)	5,030,215	1.78%

Beverages
30,200	PepsiCo, Inc.	3,987,608	1.41%

Biological Products (No Diagnostic Substances)
14,500	Amgen, Inc.	4,048,545	1.43%

Computer Communications Equipment
92,000	Cisco Systems, Inc.	6,382,960	2.26%

Electric Services
75,600	NextEra Energy, Inc.	5,248,152
44,800	Southern Co.	4,113,984
		9,362,136	3.32%

Electronic Computers
46,000	Apple Inc.	9,437,820
38,800	Dell Technologies, Inc.	4,756,880
		14,194,700	5.03%

Entertainment
210,000	Universal Music Group N.V. ADR	3,397,800	1.20%

Farm Machinery & Equipment
9,600	Deere & Company	4,881,504	1.73%

Fire, Marine & Casualty Insurance
10,600	Berkshire Hathaway, Inc. - Class B *	5,149,162	1.82%

Guided Missiles & Space Vehicles & Parts
10,200	Lockheed Martin Corporation	4,724,028	1.67%

Industrial Inorganic Chemicals
8,000	Linde PLC (United Kingdom)	3,753,440	1.33%

Insurance Agents, Brokers & Service
11,100	Aon PLC - Class A (Ireland)	3,960,036	1.40%

Investment Advice
37,100	Blackstone Inc.	5,549,418	1.97%

Measuring & Controlling Devices, NEC
12,900	Thermo Fisher Scientific Inc.	5,230,434	1.85%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	5,890,335	2.09%

National Commercial Banks
29,000	JPMorgan Chase & Co.	8,407,390
85,100	Truist Financial Corporation	3,658,449
69,800	Wells Fargo & Company	5,592,376
		17,658,215	6.26%

Natural Gas Transmission
111,000	The Williams Companies, Inc.	6,971,910	2.47%

Perfumes, Cosmetics & Other Toilet Preparations
42,000	Colgate-Palmolive Company	3,817,800	1.35%

Petroleum Refining
42,700	Chevron Corporation	6,114,213	2.17%

Pharmaceutical Preparations
31,800	Abbott Laboratories	4,325,118
28,700	Johnson & Johnson	4,383,925
27,800	Zoetis Inc. - Class A	4,335,410
		13,044,453	4.62%

Radio & TV Broadcasting & Communications Equipment
32,600	QUALCOMM Incorporated	5,191,876	1.84%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	3,883,638	1.38%

Retail - Family Clothing Stores
34,200	Ross Stores, Inc.	4,363,236	1.55%

Retail - Lumber & Other Building Materials Dealers
16,400	The Home Depot, Inc.	6,012,896	2.13%

Retail - Retail Stores, NEC
6,100	Ulta Beauty, Inc. *	2,853,702	1.01%

Retail - Variety Stores
5,400	Costco Wholesale Corp.	5,345,676	1.89%

Security & Commodity Brokers, Dealers, Exchanges & Services
16,900	CME Group Inc. - Class A	4,657,978	1.65%

Security Brokers, Dealers & Flotation Companies
5,300	BlackRock, Inc.	5,561,025	1.97%

Semiconductors & Related Devices
48,800	Broadcom Inc.	13,451,720
34,500	NVIDIA Corp.	5,450,655
18,900	Texas Instruments Incorporated	3,924,018
		22,826,393	8.09%

Services - Business Services, NEC
22,000	Accenture PLC - Class A (Ireland)	6,575,580
10,400	MasterCard Incorporated - Class A	5,844,176
		12,419,756	4.40%

Services - Computer Programming, Data Processing, Etc.
64,700	Alphabet, Inc. - Class A	11,402,081
7,200	Meta Platforms, Inc. - Class A	5,314,248
		16,716,329	5.92%

Services - Prepackaged Software
25,400	Microsoft Corporation	12,634,214
38,400	Oracle Corporation	8,395,392
		21,029,606	7.46%

Surgical & Medical Instruments & Apparatus
9,900	Stryker Corporation	3,916,737	1.39%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,500	McKesson Corporation	4,763,070	1.69%

Wholesale - Electronic Parts & Equipment, NEC
21,800	TE Connectivity Ltd. (Switzerland)	3,677,006	1.30%

Wholesale - Miscellaneous Durable Goods
8,000	Pool Corporation	2,331,840	0.83%

Total for Common Stocks (Cost - $202,343,999)		263,986,052	93.53%

EXCHANGE TRADED FUNDS
103,700	iShares 0-3 Month Treasury Bond ETF	10,441,553	3.70%
Total for Exchange Traded Funds (Cost $10,420,943)

REAL ESTATE INVESTMENT TRUSTS
41,700	Prologis, Inc.	4,383,504	1.55%
Total for Real Estate Investment Trusts (Cost $4,933,150)

MONEY MARKET FUNDS
3,611,621	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	3,611,621	1.28%
Total For Money Market Funds (Cost - $3,611,621)

	Total Investments	282,422,730	100.06%
	(Cost - $221,309,713)

	Liabilities in Excess of Other Assets	(167,978)	-0.06%

	Net Assets	$282,254,753	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2025.
ADR - American Depositary Receipt